UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor CPH 0326 Boston, Massachusetts 02116	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 664-3669

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2011

1

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR
SECURITIES LENDING PRIME
PORTFOLIO
SEMI-ANNUAL REPORT
June 30, 2011 (Unaudited)

State Street Navigator Securities Lending Prime Portfolio
Expense Example
June 30, 2011

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2011 to June 30, 2011.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2011
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,001.40	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.15

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2011 was 0.03%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING
PRIME PORTFOLIO
Portfolio Statistics (Unaudited)
June 30, 2011

Portfolio Composition By Investment Type*	June 30, 2011
Certificates of Deposit	54.8%
Government Agency Repurchase Agreements	20.2%
Other Notes	9.1%
Financial Company Commercial Paper	7.0%
Treasury Repurchase Agreements	6.2%
Asset Backed Commercial Paper	2.7%
Other Assets In Excess of Liabilities	0.0%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2011
A-1+	30.1%
A-1	43.5%
Repurchase Agreements (A-1+)	6.2%
Repurchase Agreements (A-1)	20.2%
Other Assets in Excess of Liabilities	0.0%
Total	100.00%

* As a percentage of net assets as of the date indicated.  The Portfolio’s composition will vary over time.

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	ASSET BACKED COMMERCIAL PAPER — 2.7%
P-1, A-1	Aspen Funding Corp. (a)	0.294%	07/06/2011	07/06/2011	$ 200,000,000	$ 199,991,944
P-1, A-1	Aspen Funding Corp. (a)	0.270%	07/08/2011	07/08/2011	175,000,000	174,990,813
P-1, A-1	Aspen Funding Corp. (a)	0.260%	07/26/2011	07/26/2011	115,000,000	114,979,236
P-1, A-1+	Kells Funding LLC (a)	0.244%	09/13/2011	09/13/2011	150,000,000	149,926,000
P-1, A-1+	Solitaire Funding LLC (a)	0.213%	09/16/2011	09/16/2011	25,000,000	24,988,771
	TOTAL ASSET BACKED COMMERCIAL PAPER					664,876,764
	FINANCIAL COMPANY COMMERCIAL PAPER — 7.0%
P-1, A-1	BPCE SA (a)	0.315%	07/21/2011	07/21/2011	110,000,000	109,981,056
P-1, A-1	BPCE SA (a)	0.386%	08/08/2011	08/08/2011	100,000,000	99,959,889
P-1, A-1	BPCE SA (a)	0.305%	10/06/2011	10/06/2011	455,000,000	454,626,078
P-1, A-1+	Caisse D'Amortissement de la Dette Sociale (a)	0.228%	09/12/2011	09/12/2011	315,000,000	314,856,281
P-1, A-1+	General Electric Capital Corp.	0.305%	07/25/2011	07/25/2011	90,000,000	89,982,000
P-1, A-1+	General Electric Capital Corp.	0.305%	09/12/2011	09/12/2011	150,000,000	149,908,750
P-1, A-1	Societe Generale	0.406%	09/12/2011	09/12/2011	175,000,000	174,858,056
P-1, A-1	Societe Generale	0.304%	09/14/2011	09/14/2011	175,000,000	174,890,625
P-1, A-1	Swedbank AB	0.228%	08/16/2011	08/16/2011	150,000,000	149,956,875
	TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,719,019,610
	CERTIFICATES OF DEPOSIT — 54.8%
P-1, A-1	Bank of Montreal (b)	0.347%	07/06/2011	07/05/2012	75,000,000	75,000,000
P-1, A-1+	Bank of Nova Scotia	0.200%	07/26/2011	07/26/2011	215,000,000	215,000,000
P-1, A-1+	Bank of Nova Scotia	0.170%	09/08/2011	09/08/2011	100,000,000	100,000,000
P-1, A-1+	Barclays Bank	0.507%	07/15/2011	07/15/2011	175,000,000	175,000,000
P-1, A-1+	Barclays Bank (b)	0.460%	07/11/2011	01/10/2012	300,000,000	300,000,000
P-1, A-1+	Barclays Bank (b)	0.416%	07/18/2011	02/26/2012	250,000,000	250,000,000
P-1, A-1+	BNP Paribas	0.560%	08/09/2011	08/09/2011	150,000,000	150,000,000
P-1, A-1+	BNP Paribas	0.490%	08/22/2011	08/22/2011	200,000,000	200,000,000
P-1, A-1+	BNP Paribas	0.540%	09/26/2011	09/26/2011	100,000,000	100,000,000
P-1, A-1+	BNP Paribas	0.440%	11/07/2011	11/07/2011	150,000,000	150,000,000
P-1, A-1+	BNP Paribas	0.420%	11/10/2011	11/10/2011	300,000,000	300,000,000
P-1, A-1+	BNP Paribas	0.400%	11/21/2011	11/21/2011	100,000,000	100,000,000
P-1, A-1+	BNP Paribas	0.380%	12/12/2011	12/12/2011	150,000,000	150,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.236%	07/19/2011	07/19/2011	125,000,000	125,000,000
P-1, A-1+	Commonwealth Bank of Australia	0.190%	08/16/2011	08/16/2011	200,000,000	200,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank (b)	0.441%	07/01/2011	09/01/2011	75,000,000	75,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank	0.420%	09/06/2011	09/06/2011	250,000,000	250,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank (b)	0.440%	07/07/2011	09/07/2011	400,000,000	400,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank	0.430%	10/21/2011	10/21/2011	100,000,000	100,000,000
P-1, A-1	Credit Suisse	0.320%	07/25/2011	07/25/2011	125,000,000	125,000,000
P-1, A-1	Credit Suisse	0.190%	08/12/2011	08/12/2011	300,000,000	300,000,000
P-1, A-1	Credit Suisse (b)	0.340%	07/05/2011	07/03/2012	129,000,000	129,000,000
P-1, A-1	Deutsche Bank AG	0.320%	07/25/2011	07/25/2011	150,000,000	150,000,000
P-1, A-1	Deutsche Bank AG	0.230%	09/19/2011	09/19/2011	200,000,000	200,000,000
P-1, A-1	Deutsche Bank AG (b)	0.390%	07/05/2011	04/03/2012	400,000,000	400,000,000
P-1, A-1+	HSBC Bank PLC	0.350%	08/15/2011	08/15/2011	250,000,000	250,000,000
P-1, A-1	ING Bank NV	0.410%	08/18/2011	08/18/2011	350,000,000	350,000,000
P-1, A-1	ING Bank NV	0.400%	09/14/2011	09/14/2011	350,000,000	350,000,000
P-1, A-1	ING Bank NV	0.410%	11/21/2011	11/21/2011	200,000,000	200,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments - (continued)
June 30, 2011 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	CERTIFICATES OF DEPOSIT (continued)
P-1, A-1	ING Bank NV	0.410%	11/21/2011	11/21/2011	$ 150,000,000	$ 150,000,000
P-1, A-1	ING Bank NV	0.400%	12/15/2011	12/15/2011	100,000,000	100,000,000
P-1, A-1	Lloyds TSB Bank	0.410%	08/10/2011	08/10/2011	500,000,000	500,000,000
P-1, A-1	Lloyds TSB Bank	0.390%	09/13/2011	09/13/2011	500,000,000	500,000,000
P-1, A-1+	National Australia Bank Ltd. (b)	0.270%	07/05/2011	04/26/2012	198,000,000	198,000,000
P-1, A-1+	National Australia Bank Ltd. (b)	0.270%	07/08/2011	06/06/2012	200,000,000	200,000,000
P-1, A-1+	National Australia Bank Ltd. (b)	0.270%	07/11/2011	06/07/2012	150,000,000	150,000,000
P-1, A-1+	Nordea Bank Finland	0.190%	08/11/2011	08/11/2011	400,000,000	400,000,000
P-1, A-1+	Nordea Bank Finland	0.190%	08/11/2011	08/11/2011	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.360%	08/25/2011	08/25/2011	300,000,000	300,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.270%	07/07/2011	12/07/2011	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.290%	07/04/2011	04/02/2012	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.256%	07/26/2011	04/26/2012	250,000,000	250,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.249%	07/14/2011	05/14/2012	81,000,000	81,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.259%	07/14/2011	05/14/2012	81,000,000	81,000,000
P-1, A-1+	Royal Bank of Canada	0.330%	08/15/2011	08/15/2011	90,000,000	90,000,000
P-1, A-1+	Royal Bank of Canada	0.270%	07/01/2011	09/29/2011	200,000,000	200,000,000
P-1, A-1	Royal Bank of Scotland	0.510%	08/12/2011	08/12/2011	500,000,000	500,000,000
P-1, A-1	Royal Bank of Scotland	0.400%	10/24/2011	10/24/2011	200,000,000	200,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.380%	08/05/2011	08/05/2011	100,000,000	100,000,000
P-1, A-1	Societe Generale SA	0.450%	07/05/2011	07/05/2011	200,000,000	200,000,000
P-1, A-1	Societe Generale SA	0.450%	08/01/2011	08/01/2011	500,000,000	500,000,000
P-1, A-1	Societe Generale SA (b)	0.470%	07/07/2011	09/07/2011	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.220%	07/27/2011	07/27/2011	100,000,000	100,000,361
P-1, A-1+	Toronto Dominion Bank (b)	0.256%	07/28/2011	10/28/2011	55,000,000	55,000,000
P-1, A-1+	Toronto Dominion Bank (b)	0.270%	07/12/2011	01/12/2012	72,000,000	72,000,000
P-1, A-1	UBS AG (b)	0.290%	07/11/2011	08/10/2011	400,000,000	400,000,000
P-1, A-1	UBS AG	0.220%	09/29/2011	09/29/2011	250,000,000	250,000,000
P-1, A-1	UBS AG (b)	0.363%	08/04/2011	02/06/2012	550,000,000	550,000,000
P-1, A-1	UniCredit SpA	0.240%	07/01/2011	07/01/2011	395,000,000	395,000,000
P-1, A-1	UniCredit SpA	0.240%	07/13/2011	07/13/2011	400,000,000	400,000,000
	TOTAL CERTIFICATES OF DEPOSIT					13,491,000,361
	OTHER NOTES — 9.1%
P-1, A-1	Bank of America NA	0.286%	07/27/2011	07/27/2011	75,000,000	75,000,000
P-1, A-1	Bank of America NA (b)	0.291%	07/01/2011	08/01/2011	115,000,000	115,000,000
P-1, A-1	Bank of America NA (b)	0.266%	07/22/2011	08/22/2011	300,000,000	300,000,000
P-1, A-1	Bank of America NA (b)	0.257%	07/15/2011	09/15/2011	100,000,000	100,000,000
P-1, A-1+	Bank of Nova Scotia	0.010%	07/01/2011	07/01/2011	250,000,000	250,000,000
P-1, A-1+	National Australia Bank Ltd.	0.030%	07/01/2011	07/01/2011	250,000,000	250,000,000
P-1, A-1	Natixis Commercial Paper Corp.	0.100%	07/01/2011	07/01/2011	300,000,000	300,000,000
P-1, A-1+	Nordea Bank AB (b)(c)	0.361%	08/18/2011	07/18/2012	200,000,000	200,000,000
P-1, A-1+	Royal Bank of Canada	0.010%	07/01/2011	07/01/2011	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken AB (c)	0.503%	07/01/2011	07/01/2011	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)(c)	0.311%	08/17/2011	05/16/2012	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments - (continued)
June 30, 2011 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	OTHER NOTES (continued)
P-1, A-1+	Toronto-Dominion Bank	0.050%	07/01/2011	07/01/2011	$ 100,000,000	$ 100,000,000

	TOTAL OTHER NOTES					2,240,000,000

						Market Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 20.2%
P-1, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by various U.S. Government Obligations, 0.285% - 4.500% due 07/01/2011 - 12/30/2025 valued at $683,401,527); proceeds $670,000,558	0.030%	07/01/2011	07/01/2011	670,000,000	670,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by a U.S. Government Obligation, 6.000% due 05/15/2024 valued at $214,200,001); proceeds $210,000,292	0.050%	07/01/2011	07/01/2011	210,000,000	210,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by various U.S. Government Obligations, 0.000% - 6.000% due 12/28/2011 - 04/18/2036 valued at $739,500,904); proceeds $725,000,604	0.030%	07/01/2011	07/01/2011	725,000,000	725,000,000
P-1, A-1	Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by various U.S. Government Obligations, 3.000% - 5.000% due 09/01/2034 - 01/01/2041 valued at $217,260,001); proceeds $213,000,473	0.080%	07/01/2011	07/01/2011	213,000,000	213,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by various U.S. Government Obligations, 0.349% - 4.375% due 12/13/2011 - 10/15/2015 valued at $102,000,009); proceeds $100,000,278	0.100%	07/01/2011	07/01/2011	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments - (continued)
June 30, 2011 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by various U.S. Government Obligations, 0.000% - 3.875% due 07/28/2011 - 09/17/2015 valued at $255,000,277); proceeds $250,000,208	0.030%	07/01/2011	07/01/2011	$ 250,000,000	$ 250,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by various U.S. Government Obligations, 4.000% - 6.500% due 08/01/2024 - 05/01/2040 valued at $1,063,860,000); proceeds $1,043,001,449	0.050%	07/01/2011	07/01/2011	1,043,000,000	1,043,000,000
P-1, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by various U.S. Government Obligations, 0.000% - 6.089% due 07/01/2011 - 05/15/2041 valued at $831,586,024); proceeds $815,281,132	0.050%	07/01/2011	07/01/2011	815,280,000	815,280,000
P-1, A-1	Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 7.000% due 12/01/2021 - 09/01/2041 valued at $978,180,000); proceeds $959,001,598	0.060%	07/01/2011	07/01/2011	959,000,000	959,000,000

	TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,985,280,000

	TREASURY REPURCHASE AGREEMENTS — 6.2%
P-1, A-1+	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Strips, 2.500% - 4.500% due 09/30/2013 - 08/15/2039 valued at $1,482,000,085); proceeds $1,400,000,389	0.010%	07/01/2011	07/01/2011	1,400,000,000	1,400,000,000

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments - (continued)
June 30, 2011 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
	TREASURY REPURCHASE AGREEMENTS (continued)
P-1, A-1+	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2011 (collateralized by U.S. Treasury Strip, 1.375% due 01/15/2020 valued at $127,500,072); proceeds $125,000,035	0.010%	07/01/2011	07/01/2011	$ 125,000,000	$ 125,000,000

	TOTAL TREASURY REPURCHASE AGREEMENTS					1,525,000,000

TOTAL INVESTMENTS(d)† — 100.0%						24,625,176,735
Other Assets in Excess of Liabilities — 0.00%						8,342,388
NET ASSETS — 100.0%						$24,633,519,123

(a)  Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.68% of net assets as of June 30, 2011.
(b)  Floating Rate Note - Interest rate shown is rate in effect at June 30, 2011.
(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.44% of net assets as of June 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)
† See Note 2 of the Notes to Financial Statements.
* Moody's rating, Standard & Poor's rating.

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
June 30, 2011 (Unaudited)

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$24,625,176,735
Level 3 – Significant Unobservable Inputs	-
Total	$24,625,176,735

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ending June 30, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Navigator Securities Lending Prime Portfolio

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

Assets:
Investments in securities, at amortized cost	$18,114,896,735
Repurchase agreements, at amortized cost	6,510,280,000
Total Investments	24,625,176,735
Cash	21
Interest receivable	9,008,863
Prepaid expenses and other assets	228,039
Total Assets	24,634,413,658

Liabilities:
Advisory fee payable	363,153
Dividend payable	151,997
Administration fee payable	151,157
Custodian fee payable	145,590
Transfer agent fee payable	29,148
Professional fees payable	22,958
Trustee fees payable	18,183
Other accrued expenses and liabilities	12,349
Total Liabilities	894,535

Net Assets	$24,633,519,123

Net assets consist of:
Capital stock, $0.001 par value; 24,633,471,972 shares issued and outstanding	$24,633,472
Capital paid in excess of par	24,608,844,941
Accumulated net realized gain on investments	40,710
Net Assets	$24,633,519,123

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Interest	$32,712,057
Expenses:
Advisory fee	1,886,647
Administration fee	808,563
Custodian fee	378,273
Insurance expense	179,611
Transfer agent fee	161,713
Trustee fee	73,273
Professional fees	83,620
Miscellaneous expenses	18,496
Total expenses	3,590,196
Net investment income	29,121,861

Net Realized Gain on Investments:
Net realized gain on investments	40,710

Net increase in net assets resulting from operations	$29,162,571

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	December 31, 2010
From Operations:
Net investment income	$29,121,861	$52,277,600
Net realized gain on investments	40,710	63,497
Net increase in net assets resulting from operations	29,162,571	52,341,097

Distributions From:
Net investment income	(29,121,861)	(52,277,600)
Net realized gain on investments	(63,497)	(1,926,413)
Total distributions	(29,185,358)	(54,204,013)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	97,431,188,259	149,519,383,525
Cost of redemptions	(90,209,995,534)	(146,704,207,772)

Net increase in net assets from Fund share transactions	7,221,192,725	2,815,175,753

Net increase in net assets	7,221,169,938	2,813,312,837

Net Assets:
Beginning of period	17,412,349,185	14,599,036,348
End of period	$24,633,519,123	$17,412,349,185
Undistributed net investment income	$–	$–

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio

Financial Highlights

	(Unaudited) Six Months Ended June 30,		For Years Ended December 31,
	2011		2010	2009	2008		2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000		$1.0000	$1.0000

Net investment income	0.0013		0.0028	0.0071	0.0297		0.0524	0.0501
Net realized gain on investments	0.0000	(a)	0.0001	0.0006	–		–	–
Total from investment operations	0.0013		0.0029	0.0077	0.0297		0.0524	0.0501

Distributions from:
Net investment income	(0.0013)		(0.0028)	(0.0071)	(0.0297)		(0.0524)	(0.0501)
Net realized gain on investments	(0.0000	)(a)	(0.0001)	(0.0006)	–		–	–
Total distributions	(0.0013)		(0.0029)	(0.0077)	(0.0297)		(0.0524)	(0.0501)

Net increase from investment operations	0.0000		0.0000	0.0000	0.0000		0.0000	0.0000

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000		$1.0000	$1.0000

Total Investment Return(b)	0.14%		0.29%	0.78%	3.01	%(c)	5.36%	5.12%

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	0.03	%(d)	0.03%	0.04%	0.03%		0.04%	0.05%
Ratio of net investment income to average net assets	0.27	%(d)	0.28%	0.71%	3.02%		5.24%	5.03%
Net assets, end of period (in millions)	$24,634		$17,412	$14,599	$15,963		$48,771	$54,799

(a)	Amount is less than $0.00005 per share.

(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.  Amounts for periods less than one year have not been annualized.

(c)
Total investment return would have been lower had State Street not reimbursed the fund.   The impact of the reimbursement has less than a $0.00005 impact to the fund's per share operating performance.  (See Note 3)

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited)

1.  Organization and Fund Description

State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, and State Street Navigator Securities Lending Short-Term Bond Portfolio.  Currently, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) is in operation.  Information presented in these financial statements pertains only to the Fund.  The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”).  Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.  The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis.  Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements:  A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time.  The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities.  The underlying securities ordinarily consist of United States Government securities.  Repurchase agreements are fully collateralized at all times.  Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty.  The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays.  The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street.  However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes:  It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and prior three years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

At June 30, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Dividends and Distributions to Shareholders:  The Fund declares and pays dividends daily from net investment income.  Distributions from long-term capital gains, if any, will be made at least annually.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2011 (Unaudited)

Use of Estimates: The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.  Fees, Compensation Paid and Transactions with Affiliates

SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Contribution from Affiliate: On December 11, 2008, State Street reimbursed the fund $26,452 due to a record keeping error.

4.  Trustees’ Fees

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically.  The Trust also pays each trustee an annual retainer of $34,000, other than the Chairman who receives an annual retainer of $36,500.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.  Beneficial Interest

At June 30, 2011, five mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 61.98% of total shares. 20.34% of total shares represent funds advised by or affiliated with SSgA FM.  A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  Subsequent Events

Management has evaluated the possibility of subsequent events affecting the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
GENERAL INFORMATION (Continued)
June 30, 2011 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Board Deliberations Regarding Approval of Investment Advisory Agreement

General Background

SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001 (“Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and reapprove the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, which consists of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on February 17, 2011 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and securities portfolio execution process; (3) a report of SSgA FM’s profitability of providing advisory services

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
GENERAL INFORMATION (Continued)
June 30, 2011 (Unaudited)

to the Fund and the profitability of SSgA FM’s affiliate, State Street Bank and Trust Company (“State Street”) of providing administration and other services, for the years 2008, 2009 and 2010; (4) SSgA FM’s updated registration under the Investment Advisers Act of 1940, as amended, on Form ADV; and (5) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.   The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of one very large portfolio that is used as a securities lending collateral pool, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $200.8 billion in assets under management as of December 31, 2010.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors, the investment management division of State Street with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM

In evaluating the investment performance of the Trust and SSgA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of thirteen other institutional money market funds with assets ranging from approximately $2 billion to approximately $27 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of all institutional money market funds regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- and five-year periods.  The Board noted that the Fund ranked first in performance against its Lipper Peer Group and first, or close to it, against all institutional money market funds for the past one-, three- and five- year periods.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
GENERAL INFORMATION (Continued)
June 30, 2011 (Unaudited)

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fee and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with the following data: (1) the profitability to SSgA FM from serving as the adviser to the Fund for the years 2008, 2009 and 2010; (2) aggregated data on the profitability to State Street from serving as custodian, transfer agent and administrator of the Fund for 2010; and (3) the combined profitability of SSgA FM and State Street from serving as the custodian, transfer agent and administrator for the Fund as of September 30, 2010.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, because the recent financial crisis had increased investor interest in the safety of Rule 2a-7 compliant portfolios, the Board discussed with a senior executive from State Street’s Securities Finance Division the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s series in the past year as investment vehicles for the collateral of Securities Finance Division customers.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to additional economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Funds’ portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSgA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSgA FM’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  The Board noted, among other things, that SSgA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSgA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSgA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

Trustees Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111

Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel GoodwinProcter LLP 53 State Street Exchange Place Boston, MA 02109

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information.  This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2.  Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this Filing.

Item 11.  Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

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(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)           Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b)           Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/James E. Ross
James E. Ross
President

Date:	September 2, 2011

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/James E. Ross
James E. Ross
President
(Principal Executive Officer)

Date:	September 2, 2011

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	September 2, 2011

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